FINANCIAL INSTRUMENTS AND RISK (Schedule of Financial Instruments Denominated in Foreign Currencies) (Details)) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	$ 56,629	$ 346,103	$ 284,225	$ 9,864
Customer deposits	(8,526,085)
Lease liability	(2,703,129)	(3,657,296)
Loans payable	(1,263,055)	(1,537,930)	0
Loans from related parties	(4,060,187)	$ (2,616,584)	$ (1,340,650)
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	44,880
Amounts receivable	1,146,861
Accounts payable and accrued liabilities	(2,922,818)
Customer deposits	(8,526,085)
Interest payable	(357,913)
Lease liability	(2,703,129)
Loans payable	(1,263,055)
Loans from related parties	(4,060,187)
Net	(18,641,446)
Currency risk [member] | Argentinian Pesos [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	23,209
Amounts receivable	372,833
Accounts payable and accrued liabilities	(501,981)
Customer deposits	0
Interest payable	0
Lease liability	(557,751)
Loans payable	(383,291)
Loans from related parties	(13,068)
Net	(1,060,049)
Currency risk [member] | Colombian Pesos [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	3,940
Amounts receivable	409,665
Accounts payable and accrued liabilities	(912,245)
Customer deposits	(4,227,680)
Interest payable	0
Lease liability	(851,590)
Loans payable	(41,845)
Loans from related parties	0
Net	(5,619,755)
Currency risk [member] | Mexican Pesos [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	579
Amounts receivable	225,651
Accounts payable and accrued liabilities	(1,133,691)
Customer deposits	(4,298,405)
Interest payable	0
Lease liability	(1,293,788)
Loans payable	0
Loans from related parties	0
Net	(6,499,654)
Currency risk [member] | United States Dollars [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	17,152
Amounts receivable	138,712
Accounts payable and accrued liabilities	(374,901)
Customer deposits	0
Interest payable	(357,913)
Lease liability	0
Loans payable	(837,919)
Loans from related parties	(4,047,119)
Net	$ (5,461,988)